Exploration and evaluation of oil and gas reserves (Details 3) Number in Millions, $ in Millions	Dec. 31, 2023 USD ($) Number
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 1,301
Capitalized costs | Number	22
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 238
Capitalized costs | Number	3
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 87
Capitalized costs | Number	2
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 20
Capitalized costs | Number	16
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 956
Capitalized costs | Number	1